Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock par value	$ .0001	$ .0001	$ 0.0001
Preferred Stock, Authorized	10,000,000	10,000,000	3,000,000
Preferred Stock, Issued	0	0	0
Preferred Stock, Outstanding	0	0	0
Common Stock par value	$ .0001	$ .0001	$ 0.0001
Common Stock, Authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common Stock, Issued	887,116,496	879,343,771	755,694,870
Common Stock, Outstanding	887,116,496	879,343,771	755,694,870